17. and 20. Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Segment information

Information on segments for the three and six months ended and at June 30, 2015 is as follows:

	Wholesale Trading	Retail Energy Services	Diversified Investments	Corporate, Net of Eliminations	Consolidated Total
Six Months Ended June 30, 2015
Wholesale trading	$12,104,420	$(332,213)	$–	$–	$11,772,207
Retail energy services	–	13,443,717	–	–	13,443,717
Management services	–	–	125,000	–	125,000
Revenues, net	12,104,420	13,111,504	125,000	–	25,340,924

Costs of retail electricity sold	–	12,318,876	–	–	12,318,876
Retail sales and marketing	–	602,907	–	–	602,907
Compensation and benefits	7,595,069	390,357	648,713	596,002	9,230,141
Professional fees	40,957	538,820	2,200	734,524	1,316,501
Other general and administrative	2,504,675	1,308,770	89,415	(1,592,307)	2,310,553
Trading tools and subscriptions	470,451	185,477	272	25,060	681,260
Operating costs and expenses	10,611,152	15,345,207	740,600	(236,721)	26,460,238
Operating income (loss)	$1,493,268	$(2,233,703)	$(615,600)	$236,721	$(1,119,314)
Capital expenditures	$1,377	$25,302	$361,753	$143,239	$531,671

Three Months Ended June 30, 2015
Wholesale trading	$1,338,624	$(416,113)	$–	$–	$922,511
Retail energy services	–	8,066,608	–	–	8,066,608
Management services	–	–	125,000	–	125,000
Revenues, net	1,338,624	7,650,495	125,000	–	9,114,119

Costs of retail electricity sold	–	6,095,655	–	–	6,095,655
Retail sales and marketing	–	357,008	–	–	357,008
Compensation and benefits	2,202,808	202,042	336,042	293,010	3,033,902
Professional fees	12,007	283,369	1,000	433,745	730,121
Other general and administrative	1,006,086	691,102	47,190	(669,890)	1,074,488
Trading tools and subscriptions	234,599	102,010	74	17,272	353,955
Operating costs and expenses	3,455,500	7,731,186	384,306	74,137	11,645,129
Operating income (loss)	$(2,116,876)	$(80,691)	$(259,306)	$(74,137)	$(2,531,010)
Capital expenditures	$1,377	$9,475	$150,458	$34,207	$195,517

Information on segments at June 30, 2015 is as follows:

	Wholesale Trading	Retail Energy Services	Diversified Investments	Corporate, Net of Eliminations	Consolidated Total
At June 30, 2015
Identifiable Assets
Cash - unrestricted	$335,885	$572,184	$4,768	$4,169,700	$5,082,537
Cash in trading accounts	6,539,481	1,941,643	–	–	8,481,124
Accounts receivable - trade	42,244	4,757,320	577,522	15,658	5,392,744
Marketable securities	–	–	–	1,080,837	1,080,837
Note receivable, net - current	–	–	1,075,453	–	1,075,453
Prepaid expenses and other assets	6,624	67,968	204,343	213,656	492,591
Total current assets	6,924,234	7,339,115	1,862,086	5,479,851	21,605,286

Property, equipment, and furniture, net	37,447	106,120	110,404	492,869	746,840

Intangible assets, net	–	115,057	–	–	115,057
Deferred financing costs, net	–	22,604	–	308,120	330,724
Cash - restricted	–	–	1,319,371	–	1,319,371
Land held for development	–	–	2,069,692	–	2,069,692
Note receivable, net - long term	–	–	1,980,386	–	1,980,386
Investment in convertible notes	–	–	1,680,297	–	1,680,297
Total assets	$6,961,681	$7,582,896	$9,022,236	$6,280,840	$29,847,653

Identifiable Liabilities and Equity
Current portion of:
Revolver	$–	$3,386,255	$–	$–	$3,386,255
Senior notes	–	–	1,288,408	–	1,288,408
Subordinated notes	–	–	–	9,451,231	9,451,231
Accounts payable - trade	44,985	2,109,677	145,257	596,862	2,896,781
Accrued expenses	–	1,090,622	2,941	6,388	1,099,951
Accrued compensation	206,388	10,676	–	1,973,208	2,190,272
Accrued interest	–	24,433	–	1,206,060	1,230,493
Accrued distributions	–	–	–	4,000	4,000
Total current liabilities	251,373	6,621,663	1,436,606	13,237,749	21,547,391

Senior notes	–	–	213,762	–	213,762
Subordinated notes	–	–	–	12,754,882	12,754,882
Total liabilities	251,373	6,621,663	1,650,368	25,992,631	34,516,035

Investment in subsidiaries	6,604,000	9,252,889	1,347,387	(17,204,276)	–
Series A preferred equity	–	–	–	2,745,000	2,745,000
Common equity	124,105	(7,406,511)	6,024,481	(5,875,413)	(7,133,338)
Accumulated other comprehensive income	(17,797)	(885,145)	–	622,898	(280,044)
Total members' equity	6,710,308	961,233	7,371,868	(19,711,791)	(4,668,382)
Total liabilities and equity	$6,961,681	$7,582,896	$9,022,236	$6,280,840	$29,847,653

Information on segments for the three and six months ended June 30, 2014 is as follows:

	Wholesale Trading	Retail Energy Services	Diversified Investments	Corporate, Net of Eliminations	Consolidated Total
Six Months Ended June 30, 2014
Wholesale trading	$29,275,907	$2,050,478	$–	$–	$31,326,385
Retail energy services	–	5,126,548	–	–	5,126,548
Revenues, net	29,275,907	7,177,026	–	–	36,452,933

Costs of retail electricity sold	–	6,267,307	–	–	6,267,307
Retail sales and marketing	–	151,395	–	–	151,395
Compensation and benefits	12,907,359	166,449	–	788,469	13,862,277
Professional fees	494,860	494,902	–	569,298	1,559,060
Other general and administrative	2,334,691	603,047	59,555	(1,329,422)	1,667,871
Trading tools and subscriptions	407,914	191,876	1,468	28,163	629,421
Operating costs and expenses	16,144,824	7,874,976	61,023	56,508	24,137,331
Operating income (loss)	$13,131,083	$(697,950)	$(61,023)	$(56,508)	$12,315,602
Capital expenditures	$15,218	$686,621	$56,505	$91,490	$849,834

Three Months Ended June 30, 2014
Wholesale trading	$4,066,387	$238,273	$–	$–	$4,304,660
Retail energy services	–	2,226,834	–	–	2,226,834
Revenues, net	4,066,387	2,465,107	–	–	6,531,494

Costs of retail electricity sold	–	1,677,901	–	–	1,677,901
Retail sales and marketing	–	22,953	–	–	22,953
Compensation and benefits	2,291,322	91,167	–	439,089	2,821,578
Professional fees	382,127	214,471	–	235,140	831,738
Other general and administrative	1,175,642	314,131	35,327	(687,561)	837,539
Trading tools and subscriptions	217,051	101,247	693	17,228	336,219
Operating costs and expenses	4,066,142	2,421,870	36,020	3,896	6,527,928
Operating income (loss)	$245	$43,237	$(36,020)	$(3,896)	$3,566
Capital expenditures	$12,531	$3,527	$34,226	$72,091	$122,375

Information on segments for the year ended December 31, 2014 is as follows:

	Wholesale Trading	Retail Energy Services	Diversified Investments	Corporate, Net of Eliminations	Consolidated Total
Year Ended December 31, 2013
Wholesale trading	$25,091,983	$213,740	$–	$–	$25,305,723
Retail energy services	–	7,479,775	–	–	7,479,775
Revenues, net	25,091,983	7,693,515	–	–	32,785,498
Costs of retail electricity sold	–	7,760,674	–	–	7,760,674
Retail sales and marketing	–	493	–	–	493
Compensation and benefits	13,762,348	194,486	–	2,008,229	15,965,063
Professional fees	275,508	225,439	–	1,172,507	1,673,454
Other general and administrative	7,314,319	868,266	13,060	(5,342,128)	2,853,517
Trading tools and subscriptions	849,959	41,291	–	31,506	922,756
Operating costs and expenses	22,202,134	9,090,649	13,060	(2,129,886)	29,175,957
Operating income (loss)	$2,889,849	$(1,397,134)	$(13,060)	$2,129,886	$3,609,541
Capital expenditures	$32,567	$62,308	$784,169	$180,224	$1,059,268

At December 31, 2013
Identifiable Assets
Cash - unrestricted	$1,988,248	$285,419	$–	$916,828	$3,190,495
Cash in trading accounts	8,581,233	1,903,215	–	–	10,484,448
Accounts receivable - trade	168,952	1,146,257	–	–	1,315,209
Note receivable	–	140,964	–	–	140,964
Marketable securities	–	–	–	256,004	256,004
Prepaid expenses and other assets	87,499	19,728	–	135,255	242,482
Total current assets	10,825,932	3,495,583	–	1,308,087	15,629,602
Equipment and furniture, net	79,404	66,251	–	358,643	504,298
Intangible assets, net	–	55,978	–	250,000	305,978
Deferred financing costs, net	–	–	–	337,559	337,559
Cash - restricted	–	–	320,188	–	320,188
Land held for development	–	–	110,477	–	110,477
Mortgage receivable	–	–	353,504	–	353,504
Total assets	$10,905,336	$3,617,812	$784,169	$2,254,289	$17,561,606

Identifiable Liabilities and Equity
Accounts payable - trade	$353,907	$415,804	$–	$265,933	$1,035,644
Accrued expenses	–	666,959	–	16,597	683,556
Accrued compensation	299,439	–	–	–	299,439
Accrued interest	–	–	–	359,758	359,758
Notes payable	–	–	–	200,000	200,000
Subordinated notes	–	–	–	4,922,596	4,922,596
Obligations under non-competition agreement	–	–	–	250,000	250,000
Total current liabilities	653,346	1,082,763	–	6,014,884	7,750,993
Subordinated notes	–	–	–	5,062,230	5,062,230
Total liabilities	653,346	1,082,763	–	11,077,114	12,813,223
Investment in subsidiaries	9,913,982	2,178,435	784,169	(12,876,586)	–
Series A preferred equity	–	–	–	2,745,000	2,745,000
Common equity	–	–	–	1,302,994	1,302,994
Accumulated other comprehensive income	338,008	356,614	–	5,767	700,389
Total members' equity	10,251,990	2,535,049	784,169	(8,822,825)	4,748,383
Total liabilities and equity	$10,905,336	$3,617,812	$784,169	$2,254,289	$17,561,606

Information on segments for the year ended December 31, 2013 is as follows:

	Wholesale Trading	Retail Energy Services	Diversified Investments	Corporate, Net of Eliminations	Consolidated Total
Year Ended December 31, 2013
Wholesale trading	$25,091,983	$213,740	$–	$–	$25,305,723
Retail energy services	–	7,479,775	–	–	7,479,775
Revenues, net	25,091,983	7,693,515	–	–	32,785,498
Costs of retail electricity sold	–	7,760,674	–	–	7,760,674
Retail sales and marketing	–	493	–	–	493
Compensation and benefits	13,762,348	194,486	–	2,008,229	15,965,063
Professional fees	275,508	225,439	–	1,172,507	1,673,454
Other general and administrative	7,314,319	868,266	13,060	(5,342,128)	2,853,517
Trading tools and subscriptions	849,959	41,291	–	31,506	922,756
Operating costs and expenses	22,202,134	9,090,649	13,060	(2,129,886)	29,175,957
Operating income (loss)	$2,889,849	$(1,397,134)	$(13,060)	$2,129,886	$3,609,541
Capital expenditures	$32,567	$62,308	$784,169	$180,224	$1,059,268

At December 31, 2013
Identifiable Assets
Cash - unrestricted	$1,988,248	$285,419	$–	$916,828	$3,190,495
Cash in trading accounts	8,581,233	1,903,215	–	–	10,484,448
Accounts receivable - trade	168,952	1,146,257	–	–	1,315,209
Note receivable	–	140,964	–	–	140,964
Marketable securities	–	–	–	256,004	256,004
Prepaid expenses and other assets	87,499	19,728	–	135,255	242,482
Total current assets	10,825,932	3,495,583	–	1,308,087	15,629,602
Equipment and furniture, net	79,404	66,251	–	358,643	504,298
Intangible assets, net	–	55,978	–	250,000	305,978
Deferred financing costs, net	–	–	–	337,559	337,559
Cash - restricted	–	–	320,188	–	320,188
Land held for development	–	–	110,477	–	110,477
Mortgage receivable	–	–	353,504	–	353,504
Total assets	$10,905,336	$3,617,812	$784,169	$2,254,289	$17,561,606

Identifiable Liabilities and Equity
Accounts payable - trade	$353,907	$415,804	$–	$265,933	$1,035,644
Accrued expenses	–	666,959	–	16,597	683,556
Accrued compensation	299,439	–	–	–	299,439
Accrued interest	–	–	–	359,758	359,758
Notes payable	–	–	–	200,000	200,000
Subordinated notes	–	–	–	4,922,596	4,922,596
Obligations under non-competition agreement	–	–	–	250,000	250,000
Total current liabilities	653,346	1,082,763	–	6,014,884	7,750,993
Subordinated notes	–	–	–	5,062,230	5,062,230
Total liabilities	653,346	1,082,763	–	11,077,114	12,813,223
Investment in subsidiaries	10,344,700	2,178,435	784,169	(12,969,296)	–
Series A preferred equity	–	–	–	2,745,000	2,745,000
Common equity	–	–	–	1,302,994	1,302,994
Accumulated other comprehensive income	338,008	356,614	–	5,767	700,389
Total members' equity	10,344,700	2,535,049	784,169	(8,915,535)	4,748,383
Total liabilities and equity	$10,998,046	$3,617,812	$784,169	$2,161,579	$17,561,606